CONDENSED STATEMENTS OF OPERATIONS	6 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Operating Expenses:
Selling, general and administrative	$ 371,746
Total Operating Expenses	371,746
Loss from Operations	(371,746)
Interest expense	(650)
Net Loss	$ (372,396)
Net loss per common share - basic and diluted | $ / shares	$ (0.02)
Weighted average common shares outstanding - basic and diluted | shares	16,166,622
Comprehensive Loss:
Net Loss	$ (372,396)
Other Comprehensive Loss
Translation adjustments	(40,378)
Total Comprehensive Loss	$ (412,774)